12 Months Ended
Aug. 01, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated September 23, 2015

to the Prospectus dated August 1, 2015 (the “Prospectus”) and the Statement of Additional Information

dated August 1, 2015 (as revised September 4, 2015) (the “SAI”)

for the iShares Core S&P Total U.S. Stock Market ETF (ITOT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around December 18, 2015:

	Current	New
Underlying Index	S&P Composite 1500®	S&P Total Market IndexTM

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P Total Market IndexTM (TMI) (the “Underlying Index”), which is comprised of the membership of the S&P 500® and the S&P Completion IndexTM. The Underlying Index includes all eligible common equities listed on the NYSE (including NYSE Arca and NYSE MKT), the NASDAQ Global Select Market, the NASDAQ Global Market, and the NASDAQ Capital Market. The securities in the Underlying Index are weighted based on the total float-adjusted market value of their outstanding shares. Securities with higher total float-adjusted market values have a larger representation in the Underlying Index.

The S&P 500® measures the performance of the large-capitalization sector of the U.S. equity market. As of August 31, 2015, the S&P 500® included approximately 84% of the market capitalization of the Underlying Index. The S&P Completion IndexTM measures the performance of the U.S. mid-, small-, and micro-capitalization sector of the U.S. equity market.

The Underlying Index includes large-, mid-, small-, and micro-capitalization companies. Components of the Underlying Index primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.